Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 2,968,666
Accumulated amortization	(395,822)
Intangible assets, net	2,572,844
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,354,460
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 614,206